ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

MARKETABLE SECURITIES (34.99%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (1.52%)
iShares MSCI ACWI ETF	Exchange-traded fund	20,452	$2,251,361	$2,298,805
TOTAL EXCHANGE-TRADED FUND			2,251,361	2,298,805

FOREIGN COLLECTIVE INVESTMENT FUND (2.77%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	184,085	4,069,404	4,206,343
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,069,404	4,206,343

MUTUAL FUNDS (30.70%)
American Funds New Perspective Fund F-3	Mutual fund	239,557	14,752,399	14,948,383
DFA Global Equity Portfolio - Institutional Class	Mutual fund	475,389	15,510,636	15,773,390
GMO Quality Fund - Class VI	Mutual fund	478,870	14,265,845	15,793,144
TOTAL MUTUAL FUNDS			44,528,880	46,514,917
TOTAL MARKETABLE SECURITIES			50,849,645	53,020,065

PORTFOLIO FUNDS [a,b] (63.66%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (0.13%)
New Mountain Investments III, LLC [c]	Buyout		$208,517	$195,814	12/19/2007
TOTAL MEMBERSHIP INTERESTS			208,517	195,814

PARTNERSHIP INTERESTS (63.53%)
Accolade Partners VII-C, L.P.[d]	Private Equity		1,372,500	1,793,105	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity		936,936	1,524,886	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		5,500,000	9,166,553	4/1/2020
Black River Capital Partners Fund (Food) L.P.[c]	Private Equity		4,048,388	1,776,589	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		3,114,434	4,218,863	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital		1,913,886	4,843,899	2/16/2012
Centerbridge Special Credit Partners	Private Credit		-	6,530	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		3,629,822	8,116,805	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	202,921	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital		300,000	382,417	1/2/2024
Kayne Anderson Energy Fund V (QP), L.P.[c]	Private Equity		3,073,159	1,382,695	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		130,500	1,547,720	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[c]	Private Credit		6,490,000	10,964,204	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short		6,000,000	10,607,116	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity		1,800,000	2,408,156	12/17/2021
Revolution Ventures II, L.P.	Venture Capital		3,692,880	3,171,292	10/24/2013
Stripes V, L.P.	Private Equity		9,241,565	11,827,299	7/7/2021
The Children's Investment Fund L.P.	Long/Short		3,000,000	9,389,777	11/1/2017
Viking Global Opportunities L.P.	Long/Short		10,000,000	12,812,135	1/1/2021
Vintage V, L.P.	Buyout		2,004,461	124,797	8/20/2008
TOTAL PARTNERSHIP INTERESTS			67,672,606	96,267,759
TOTAL PORTFOLIO FUNDS			67,881,123	96,463,573

SHORT-TERM INVESTMENTS (2.51%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special, 1.00%[e]	Bank Deposit	$405,000	405,000	405,000
UMB Bank, Money Market Special II, 5.18%[c,e]	Bank Deposit	3,396,048	3,396,048	3,396,048
TOTAL SHORT-TERM INVESTMENTS			3,801,048	3,801,048

TOTAL INVESTMENTS (101.16%)			$122,531,816	$153,284,686
Liabilities in excess of other assets (-1.16%)				(1,759,465)

TOTAL NET ASSETS (100.00%)				$151,525,221

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
[c]	All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC.
[d]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.